Related Party Transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related Party Transactions	Related Party Transactions
7(1)    Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
As of June 30, 2026, Ms. Alice H. Chang, Chairwoman of the Board and Chief Executive Officer of the Company, is the ultimate controlling party.
Note. CyberLink owns more than 36% of the Company’s issued and outstanding ordinary shares.
7(2)    Significant related party transactions
A.Revenue

		Six months ended June 30,
	Description	2025	2026
CyberLink	Revenue-others (service revenue)	$16	$14
Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as those offered to third parties.
B.Other payables

	December 31, 2025	June 30, 2026
CyberLink	$46	$39
CyberLink-Japan	26	23
	$72	$62
Other payables are mainly expenses from professional service, rental and payments on behalf of others.
C.Operating expenses

		Six months ended June 30,
	Description	2025	2026
CyberLink	Management service fee	$19	$29
CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity support and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as those offered to third parties.
D.Lease transactions — lessee/rent expense
(a)The Group leases offices from CyberLink, ClinJeff and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. Rent was paid to CyberLink and ClinJeff on a monthly basis and to CyberLink-Japan on a quarterly basis.
(b)Rent expense

	Six months ended June 30,
	2025	2026
CyberLink-Japan	$40	$38
(c)Acquisition of right-of-use assets:

	Six months ended June 30,
	2025	2026
CyberLink	$400	$—
ClinJeff	—	235
	$400	$235
(d)Lease liabilities
i.Outstanding balance:

	December 31, 2025	June 30, 2026
Total lease liabilities	$407	$479
Less: Current portion (shown as ‘current lease liabilities’)	(260)	(366)
	$147	$113
ii.Interest expense

	Six months ended June 30,
	2025	2026
CyberLink	$2	$4
ClinJeff	—	2
	$2	$6
7(3)    Key management compensation

	Six months ended June 30,
	2025	2026
Salaries and other short-term employee benefits	$1,505	$1,692
Share-based payment	155	54
Post-employment benefits	5	6
	$1,665	$1,752
The unpaid portion of the aforementioned information were $345 and $355 for June 30, 2025 and 2026.